CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Allowance for credit losses, accounts receivable | ¥	¥ 8,603		¥ 0
Allowance for credit losses, Prepaid expenses and other current assets | ¥	2,972		0
Allowance for credit losses, other non current assets | ¥	1,514		0
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	¥ 1,225,472	$ 187,812	¥ 1,798,477
Common stock par value | $ / shares		$ 0.000005
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000	20,000,000,000
Treasury Stock, Shares	25,525,810	25,525,810	29,385,650
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse | ¥	¥ 635,467		¥ 818,634
Common Class A [Member]
Common Stock, Shares, Issued	1,208,831,222	1,208,831,222	1,208,831,222
Common Stock, Shares, Outstanding	1,183,305,412	1,183,305,412	1,179,445,572
Common Class B [Member]
Common Stock, Shares, Issued	949,960,000	949,960,000	949,960,000
Common Stock, Shares, Outstanding	949,960,000	949,960,000	949,960,000